Equity Incentive Plans - Summary of non-vested restricted shares (Table) (Details)	6 Months Ended
Jun. 30, 2018 $ / shares shares
Number of shares
Unvested at beginning of period | shares	280,000
Granted | shares	672,500
Vested | shares	(80,000)
Unvested at end of period | shares	872,500
Weighted Average Grant Date Fair Value
Unvested at beginning of period | $ / shares	$ 8.09
Granted | $ / shares	11.68
Vested | $ / shares	4.35
Unvested at end of period | $ / shares	$ 11.2